Note 1 - Organization and Description of Business	12 Months Ended
Aug. 31, 2013
Notes
Note 1 - Organization and Description of Business

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

RJD Green Inc. (the “Company”) was incorporated under the laws of the State of Nevada on September 10, 2009 and has been inactive since inception. The Company intends to develop an Internet based e-commerce venture.

On May 21, 2013, the registrant entered into a definitive agreement with the shareholders of Silex Holdings, Inc. Pursuant to the agreement, the registrant will purchase all of the outstanding securities of Silex Holdings, Inc. in exchange for 375,390,000 common shares of the registrant. The registrant anticipates that the acquisition will be completed in the fiscal year ended August 31, 2014. Silex Holdings, Inc. shall be a wholly owned subsidiary of the registrant. Completion date of the acquisition was at the request of Silex Holdings Inc. as they desired to complete their fiscal year December 31, 2013, and for RJD to complete its pending Form S-1 amended filing.